Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Comp. Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income/(Loss) (in thousands)
2024	$1,365,200	$798,309	$1,085,617	$787,336	$2	$31,966
2023	$953,200	$882,526	$627,334	$568,737	$11	$(66,270)
2022	$1,634,791	$(2,025,000)	$1,336,475	$(1,054,908)	$20	$(89,264)

Company Selected Measure Name		quoted closing price per share
Named Executive Officers, Footnote

(1)	The Company’s CEO for 2024, 2023 and 2022 was Lishan Aklog, M.D. The Non-CEO NEOs for whom the average compensation is presented in this table for 2024 are Dennis M. McGrath, Shaun M. O’Neil and Michael A. Gordon, for 2023 are Dennis M. McGrath, Shaun M. O’Neil and Michael A. Gordon, and for 2022 are Dennis M. McGrath and Shaun M. O’Neil.

PEO Total Compensation Amount	[1]	$ 1,365,200	$ 953,200	$ 1,634,791
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 798,309	882,526	(2,025,000)
Disclosure - Pay vs Performance Disclosure
Year (a)	Summary Comp. Table Total for CEO (b)	Minus Stock and Option Awards from Summ. Comp. Table (c)	Plus Year-End Equity Value of Unvested Awards Granted During Year (d)	Plus Change in Value of Unvested Awards Granted in Prior Years (e)	Plus Value of Awards Granted and Vested During Year (f)	Plus Change in Value of Prior Years’ Awards Vested During Year (g)	Comp. Actually Paid to CEO (h)
2024	$1,365,200	$(412,000)	$327,480	$(462,339)	$—	$(20,032)	$798,309
2023	$953,200	$—	$—	$(62,768)	$—	$(7,906)	$882,526
2022	$1,634,791	$(689,700)	$166,745	$(3,055,244)	$89,074	$(170,666)	$(2,025,000)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,085,617	627,334	1,336,475
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 787,336	568,737	(1,054,908)
Disclosure - Pay vs Performance Disclosure
Year (a)	Average Summary Comp. Table Total for Non-CEO NEOs (b)	Minus Stock and Option Awards from Summ. Comp. Table (c)	Plus Year-End Equity Value of Unvested Awards Granted During Year (d)	Plus Change in Value of Unvested Awards Granted in Prior Years (e)	Plus Value of Awards Granted and Vested During Year (f)	Plus Change in Value of Prior Years’ Awards Vested During Year (g)	Average Comp. Actually Paid to Non-CEO NEOs (h)
2024	$1,085,617	$(412,000)	$327,480	$(187,588)	$—	$(26,172)	$787,336
2023	$627,334	$—	$—	$(43,596)	$—	$(15,001)	$568,737
2022	$1,336,475	$(781,050)	$200,453	$(1,624,363)	$81,418	$(267,841)	$(1,054,908)

Equity Valuation Assumption Difference, Footnote

Those stock options which vested during 2024, 2023 and 2022, or were outstanding as of December 31, 2024, 2023 or 2022, estimated fair value was computed using a Black-Scholes valuation model with the following input assumptions:

	Options Vested During Year or Outstanding on December 31,
	2024	2023	2022
Expected Volatility	65% - 95%	68% - 90%	84% - 88%
Risk-Free Interest Rate	3.7% - 4.5%	3.5% - 4.6%	1.8% - 2.2%
Expected Dividend Yield	0%	0%	0%
Expected Term (in years)	7.0 – 8.2	5.7 – 9.2	7.4 - 10.0

The stock-based equity awards estimated fair values are subjective and are affected by changes in valuation model input assumptions. Changes in these subjective input assumptions can materially affect the resulting computed estimated fair values.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid and Total Shareholder Return

The following chart sets forth the relationship between compensation actually paid to the Company’s CEO and the average compensation actually paid to its Non-CEO NEOs and the Company’s total shareholder return over the fiscal three-year period from 2022 through 2024.

Compensation Actually Paid vs. Net Income

Description of Relationship Between Compensation Actually Paid and Net Income/(Loss)

The following chart sets forth the relationship between compensation actually paid to the Company’s CEO and average compensation actually paid to its Non-CEO NEOs and the Company’s net income/(loss) over the fiscal three-year period from 2022 through 2024.

Total Shareholder Return Amount	[4]	$ 2	11	20
Net Income (Loss) Attributable to Parent		$ 31,966,000	$ (66,270,000)	$ (89,264,000)
PEO Name		Lishan Aklog, M.D	Lishan Aklog, M.D	Lishan Aklog, M.D
Additional 402(v) Disclosure

(2)	The amounts shown as “compensation actually paid” have been calculated in accordance with Item 402(v) and do not reflect compensation actually realized or received by the Company’s named executive officers. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

(3)	Compensation actually paid reflects the exclusions and add-backs for the CEO and the Non-CEO NEOs described in this footnote. The amounts excluded to determine compensation actually paid, which are set forth in column (c) in the tables below, represent the restricted stock and stock option awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year. The amounts added back to determine compensation actually paid are made up of the following components, which are set forth in columns (d) to (g) in the tables below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the CEO or the Non-CEO NEOs in 2024, 2023 or 2022. Equity values are calculated in accordance with ASC Topic 718.

Equity Awards Adjustments, Footnote

(4)	Total shareholder return illustrates the value, of the cumulative total shareholder return, for the measurement period commencing on the first day of the first indicated fiscal year and ending on the last day of the last indicated fiscal year, of an investment of $100 in the Company’s common stock based on the closing price of the last trading day immediately before the first indicated fiscal year.

PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,365,200	$ 953,200	$ 1,634,791
PEO Actually Paid Compensation Amount		798,309	882,526	(2,025,000)
PEO [Member] | Stock and Option Awards from Summ. Comp [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(412,000)		(689,700)
PEO [Member] | Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		327,480		166,745
PEO [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(462,339)	(62,768)	(3,055,244)
PEO [Member] | Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				89,074
PEO [Member] | Change in Value of Prior Years’ Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(20,032)	(7,906)	(170,666)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,085,617	627,334	1,336,475
Non-PEO NEO Average Compensation Actually Paid Amount		787,336	568,737	(1,054,908)
Non-PEO NEO [Member] | Stock and Option Awards from Summ. Comp [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(412,000)		(781,050)
Non-PEO NEO [Member] | Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		327,480		200,453
Non-PEO NEO [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(187,588)	(43,596)	(1,624,363)
Non-PEO NEO [Member] | Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				81,418
Non-PEO NEO [Member] | Change in Value of Prior Years’ Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (26,172)	$ (15,001)	$ (267,841)

[1]	The Company’s CEO for 2024, 2023 and 2022 was Lishan Aklog, M.D. The Non-CEO NEOs for whom the average compensation is presented in this table for 2024 are Dennis M. McGrath, Shaun M. O’Neil and Michael A. Gordon, for 2023 are Dennis M. McGrath, Shaun M. O’Neil and Michael A. Gordon, and for 2022 are Dennis M. McGrath and Shaun M. O’Neil.
[2]	Compensation actually paid reflects the exclusions and add-backs for the CEO and the Non-CEO NEOs described in this footnote. The amounts excluded to determine compensation actually paid, which are set forth in column (c) in the tables below, represent the restricted stock and stock option awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year. The amounts added back to determine compensation actually paid are made up of the following components, which are set forth in columns (d) to (g) in the tables below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the CEO or the Non-CEO NEOs in 2024, 2023 or 2022. Equity values are calculated in accordance with ASC Topic 718.
[3]	The amounts shown as “compensation actually paid” have been calculated in accordance with Item 402(v) and do not reflect compensation actually realized or received by the Company’s named executive officers. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.
[4]	Total shareholder return illustrates the value, of the cumulative total shareholder return, for the measurement period commencing on the first day of the first indicated fiscal year and ending on the last day of the last indicated fiscal year, of an investment of $100 in the Company’s common stock based on the closing price of the last trading day immediately before the first indicated fiscal year.